Regulatory Restrictions	12 Months Ended
Dec. 31, 2011
Regulatory Restrictions [Abstract]
Regulatory Restrictions
Note 16. Regulatory Restrictions

Dividends

The Company's dividend payments are generally made from dividends received from the Bank. Under applicable federal law, the Comptroller of the Currency restricts national bank total dividend payments in any calendar year to net profits of that year, as defined, combined with retained net profits for the two preceding years. The Comptroller also has authority under the Financial Institutions Supervisory Act to prohibit a national bank from engaging in an unsafe or unsound practice in conducting its business. In addition, pursuant to its Formal Agreement with the OCC, the Bank is subject to restrictions on its ability to pay dividends without the prior approval of the OCC. Note 18, to these financial statements contains additional information regarding current restrictions on the payment of dividends.

Intercompany Transactions

The Bank's legal lending limit on loans to the Company is governed by Federal Reserve Act 23A, and differs from legal lending limits on loans to external customers. Generally, a bank may lend up to 10% of its capital and surplus to its Parent, if the loan is secured. If collateral is in the form of stocks, bonds, debentures or similar obligations, it must have a market value when the loan is made of at least 20% more than the amount of the loan, and if obligations of a state or political subdivision or agency thereof, it must have a market value of at least 10% more than the amount of the loan. If such loans are secured by obligations of the United States or agencies thereof, or by notes, drafts, bills of exchange or bankers' acceptances eligible for rediscount or purchase by a Federal Reserve Bank, requirements for collateral in excess of the loan amount do not apply. Under this definition, the legal lending limit for the Bank on loans to the Company was approximately $3,388,000 at December 31, 2011. No 23A transactions were deemed to exist between the Company and the Bank at December 31, 2011.

Capital Requirements

The Company and the Bank are subject to various regulatory capital requirements administered by federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory (and possibly additional discretionary) actions by regulators that, if undertaken, could have a direct material effect on the Company's consolidated financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Bank must meet specific capital guidelines that involve quantitative measures of the Bank's assets, liabilities, and certain off-balance sheet items as calculated under regulatory accounting practices. The Bank's capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors. Quantitative measures established by regulation to ensure capital adequacy require the Bank to maintain minimum amounts and ratios (set forth in the table below) of total and Tier I capital to risk-weighted assets, and of Tier I capital to average assets, as all those terms are defined in the regulations. Management believes, as of December 31, 2011 and 2010 that the Bank meets all capital adequacy requirements to which it is subject.

As of December 31, 2011, the most recent notification from the Office of the Comptroller of the Currency categorized the Bank as well capitalized under the regulatory framework for prompt corrective action. In accordance with the individual minimum capital ratios established by the OCC, the Bank must maintain minimum total risk-based, Tier 1 risk-based, and Tier 1 leverage ratios as set forth in the following table. If the Bank does not maintain these ratios, the OCC may take further action that could result in the Bank no longer being considered well capitalized for regulatory capital purposes. The Company's and the Bank's actual capital amounts (in thousands) and ratios are also presented in the table.

	Actual		Minimum Capital Required
	Amount	Ratio	Amount	Ratio

December 31, 2011:
Total Capital
(to Risk-Weighted Assets)
Consolidated	$32,381	14.4%	$18,039	8.0%
Grayson National Bank	$31,779	14.1%	$29,278	13.0%
Tier I Capital (to Risk-Weighted Assets)
Consolidated	$29,540	13.1%	$9,020	4.0%
Grayson National Bank	$28,938	12.9%	$27,026	12.0%
Tier I Capital (to Average Assets)
Consolidated	$29,540	8.4%	$14,028	4.0%
Grayson National Bank	$28,938	8.3%	$28,885	8.25%
December 31, 2010:
Total Capital (to Risk-Weighted Assets)
Consolidated	$34,727	14.0%	$19,863	8.0%
Grayson National Bank	$33,806	13.6%	$19,841	8.0%
Tier I Capital (to Risk-Weighted Assets)
Consolidated	$31,609	12.7%	$9,931	4.0%
Grayson National Bank	$30,688	12.4%	$9,920	4.0%
Tier I Capital (to Average Assets)
Consolidated	$31,609	8.5%	$14,823	4.0%
Grayson National Bank	$30,688	8.3%	$14,800	4.0%